Revenue and Contracts with Customers (Details) - Schedule of summarizes deferred revenue activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Summarizes Deferred Revenue Activity [Abstract]
Deferred revenue beginning balance	$ 730,573	$ 1,117,703
Net additions	2,382,985	5,446,403
Revenue recognized	2,596,762	5,833,533
Deferred revenue ending balance	$ 516,796	$ 730,573